Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Summary of Provisions

	2024	2023
(in $ millions)	$	$
Site restoration	24	25
Legal and others	37	32
	61	57

	2024	2023
(in $ millions)	$	$
Non-current	20	18
Current	41	39
	61	57

Summary of Movement in Provision For Site Restoration and Legal Charges
i)                   Site restoration

	2024	2023
(in $ millions)	$	$
Balance at January 1	25	24
Provisions made during the year	*	1
Provisions reversed during the year	(1)	*
Effect of movements in exchange rates	*	*
Balance at December 31	24	25
*Amount less than $1 million
ii)                  Legal and others

	2024	2023
(in $ millions)	$	$
Balance at January 1	32	32
Provisions made during the year	5	*
Provisions reversed during the year	*	*
Effect of movements in exchange rates	*	*
Balance at December 31	37	32
*Amount less than $1 million